Consolidated income statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales	$ 27,964	$ 27,891	$ 28,270
Excise duties	(7,719)	(7,622)	(7,715)
Net sales	20,245	20,269	20,555
Cost of sales	(8,072)	(8,071)	(8,289)
Gross profit	12,173	12,198	12,266
Marketing	(3,662)	(3,691)	(3,663)
Other operating items	(4,176)	(2,506)	(3,056)
Operating profit/(loss)	4,335	6,001	5,547
Non-operating items	(220)	(70)	364
Finance income	480	400	409
Finance charges	(1,251)	(1,285)	(1,121)
Share of after tax results of associates and joint ventures	193	414	443
Profit before taxation	3,537	5,460	5,642
Taxation	(999)	(1,294)	(1,163)
Profit for the year	2,538	4,166	4,479
Attributable to:
Equity shareholders of the parent company	2,354	3,870	4,445
Non-controlling interests	184	296	34
Profit for the year	$ 2,538	$ 4,166	$ 4,479
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,222	2,234	2,264
Dilutive potential ordinary shares (in shares)	6	5	7
Weighted average number of shares (in shares)	2,228	2,239	2,271
Basic earnings per share
Basic earnings per share (in US dollar per shares)	$ 1.059	$ 1.732	$ 1.963
Diluted earnings per share
Diluted earnings per share (in US dollar per shares)	$ 1.057	$ 1.728	$ 1.957